Share Plans Schedule of RSU and PSU Activity (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2013		Jun. 28, 2013		Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Additional information:
Performance percentage, target					100.00%
Restricted Stock Units
PSU and RSU Activity [Roll Forward]
Shares, Non-vested Beginning Balance			1,774,769		1,774,769
Shares, Granted	19,374		960,618
Shares, Vested	(21,371)		(613,022)
Shares, Forfeited	(43,033)		(134,097)
Shares, Non-vested Ending Balance	1,809,796				1,809,796		1,774,769
Weighted-Average Grant-Date Fair Value [Roll Forward]
Weighted-Average Grant-Date Fair Value, Non-vested Beginning Balance			$ 45.87		$ 45.87
Weighted-Average Grant-Date Fair Value, Granted	$ 61.75		$ 58.09		$ 58.16		$ 47.09		$ 45.01
Weighted-Average Grant-Date Fair Value, Vested	$ 45.10		$ 44.37
Weighted-Average Grant-Date Fair Value, Forfeited	$ 47.04		$ 49.56
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance	$ 47.53				$ 47.53		$ 45.87
Performance Share Units
PSU and RSU Activity [Roll Forward]
Shares, Non-vested Beginning Balance			1,479,453	[1]	1,479,453	[1]
Shares, Granted	5,131	[1]	348,665	[1]
Shares, Forfeited	(17,970)	[1]	(58,109)	[1]
Shares, Non-vested Ending Balance	927,178	[1]			927,178	[1]	1,479,453	[1]
Weighted-Average Grant-Date Fair Value [Roll Forward]
Weighted-Average Grant-Date Fair Value, Non-vested Beginning Balance			$ 60.06		$ 60.06
Weighted-Average Grant-Date Fair Value, Granted	$ 77.38		$ 71.95		$ 72.03		$ 61.09		$ 57.89
Weighted-Average Grant-Date Fair Value, Vested	$ 60.86		$ 63.00
Weighted-Average Grant-Date Fair Value, Forfeited	$ 57.25		$ 62.19
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance	$ 59.12				$ 59.12		$ 60.06
Fiscal 2010
Additional information:
Performance percentage, actual achieved					200.00%
Fiscal 2011
Additional information:
Performance percentage, actual achieved					200.00%
Pre-separation | Restricted Stock Units
PSU and RSU Activity [Roll Forward]
Shares, Non-vested Ending Balance			1,988,268
Weighted-Average Grant-Date Fair Value [Roll Forward]
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance			$ 51.98
Pre-separation | Performance Share Units
PSU and RSU Activity [Roll Forward]
Shares, Non-vested Ending Balance			1,354,230	[1]
Weighted-Average Grant-Date Fair Value [Roll Forward]
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance			$ 62.13
Post-separation | Restricted Stock Units
PSU and RSU Activity [Roll Forward]
Shares, Non-vested Ending Balance			1,854,826
Weighted-Average Grant-Date Fair Value [Roll Forward]
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance			$ 47.35
Post-separation | Performance Share Units
PSU and RSU Activity [Roll Forward]
Shares, Non-vested Ending Balance			1,420,801	[1]
Weighted-Average Grant-Date Fair Value [Roll Forward]
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance			$ 59.62
Performance Shares Earned at Target Payout | Fiscal 2010 | Performance Share Units
PSU and RSU Activity [Roll Forward]
Shares, Vested			(415,779)	[1],[2]
Performance Shares Earned at Target Payout | Fiscal 2011 | Performance Share Units
PSU and RSU Activity [Roll Forward]
Shares, Vested	(480,784)	[1],[3]
Performance Shares Earned at Actual Payout | Fiscal 2010 | Performance Share Units
PSU and RSU Activity [Roll Forward]
Shares, Vested			(780,000)
Performance Shares Earned at Actual Payout | Fiscal 2011 | Performance Share Units
PSU and RSU Activity [Roll Forward]
Shares, Vested	(960,000)

[1]	The number of shares disclosed in this table are at the target number of 100%.
[2]	Approximately 780,000 shares of Covidien were earned for awards that were granted in fiscal 2010 for the three-year performance cycle award period ended September 28, 2012, based on the actual total shareholder return achievement of 200%.
[3]	Approximately 960,000 shares of Covidien were earned for awards that were granted in fiscal 2011 for the performance period ended June 28, 2013, based on the actual total shareholder return achievement of 200%.